MEMBER'S INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stock Options and Valuation Assumptions

	Years Ended December 31,
	2012	2011	2010
Expected volatility	71% – 77%	67%	58%
Expected life in years	6.3 – 6.5	6.3 – 6.5	5.0 – 7.0
Risk-free interest rate	0.97% – 1.55%	1.22% – 2.37%	2.03% – 2.74%
Dividend yield	0%	0%	0%

	Years Ended December 31,
	2012	2011	2010
Expected volatility	54% – 56%	57%	58%
Expected life in years	6.3	6.3	5.5 – 7.0
Risk-free interest rate	0.92% – 1.48%	1.26% – 2.75%	1.38% – 3.31%
Dividend yield	0%	0%	0%

Schedule of Stock Options Vested and Expected to Vest Outstanding

(In thousands, except per share data)	Options	Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2012	5,042	$22.49
Granted (1)	249	10.00
Exercised	-	-
Exchanged (2)	(2,024)	10.00
Forfeited	(375)	16.97
Expired	(100)	32.66

Outstanding, December 31, 2012 (3)	2,792	30.82	6.5 years	-

Exercisable	1,204	26.95	5.7 years	-
Expected to Vest	968	33.14	7.9 years	-

(1)	The weighted average grant date fair value of options granted during the years ended December 31, 2012, 2011, and 2010 was $2.68, $2.69 and $4.79 per share, respectively.
(2)	Amount represents options exchanged in connection with the voluntary stock option exchange program discussed below.
(3)	Non-cash compensation expense has not been recorded with respect to 0.9 million shares as the vesting of these options is subject to performance conditions that have not yet been determined probable to meet.

(In thousands, except per share data)	Options	Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2012	8,991	$15.10
Granted (1)	2,812	6.64
Exercised (2)	(1,029)	4.06
Forfeited	(884)	7.87
Expired	(1,509)	12.23

Outstanding, December 31, 2012	8,381	9.22	6.2 years	$ 8,813

Exercisable	4,548	11.26	4.5 years	$ 4,792
Expected to vest	3,574	9.53	8.3 years	$ 1,186

(1)	The weighted average grant date fair value of CCOH options granted during the years ended December 31, 2012, 2011 and 2010 was $4.43, $8.30 and $5.65 per share, respectively.

(2)	Cash received from option exercises during the years ended December 31, 2012, 2011 and 2010 was $6.4 million, $1.4 million and $0.9 million, respectively. The total intrinsic value of the options exercised during the years ended December 31, 2012, 2011 and 2010 was $7.9 million, $1.5 million and $1.1 million, respectively.

Schedule of Unvested Stock Options Activity

(In thousands, except per share data)	Options	Weighted Average Grant Date Fair Value
Unvested, January 1, 2012	4,048	$7.10
Granted	249	2.68
Vested (1)	(501)	7.74
Exchanged	(1,833)	3.38
Forfeited	(375)	3.34

Unvested, December 31, 2012	1,588	11.38

(1)	The total fair value of the options vested during the years ended December 31, 2012, 2011 and 2010 was $3.9 million, $3.8 million and $4.5 million, respectively.

(In thousands, except per share data)	Options	Weighted Average Grant Date Fair Value
Unvested, January 1, 2012	3,993	$6.41
Granted	2,812	4.43
Vested (1)	(2,088)	5.48
Forfeited	(884)	5.80

Unvested, December 31, 2012	3,833	5.19

(1)	The total fair value of CCOH options vested during the years ended December 31, 2012, 2011 and 2010 was $11.5 million, $8.2 million and $15.9 million, respectively.

Schedule of Restricted Stock and Restricted Stock Units Activity

(In thousands, except per share data)	Awards	Price
Outstanding, January 1, 2012	445	$36.00
Granted (1)	4,204	2.93
Vested (restriction lapsed)	(1,380)	8.32
Forfeited (2)	(662)	3.01

Outstanding, December 31, 2012	2,607	5.69

(1)	Includes 3.3 million restricted share awards granted in connection with the voluntary stock option exchange program discussed below.
(2)	Includes 652 thousand restricted share awards forfeited pursuant to the tax assistance program offered through the voluntary stock option exchange program discussed below.

(In thousands, except per share data)	Awards		Price
Outstanding, January 1, 2012	8	3	$8.69
Granted	1,26	7	6.04
Vested (restriction lapsed)	(190)		5.35
Forfeited	(75)		9.03
Outstanding, December 31, 2012	1,08	5	6.26

Schedule of Share-Based Compensation Cost

(In thousands)	Years Ended December 31,
	2012	2011	2010
Direct operating expenses	$11,011	$ 10,013	$ 11,996
Selling, general & administrative expenses	6,378	5,359	7,109
Corporate expenses	11,151	5,295	15,141

Total share based compensation expense	$28,540	$20,667	$34,246